Net Revenues - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Revenue from Contracts with Customers [Abstract]
Change in revenue through contract modification	$ 315,308
Change in cost of sales through contract modification	255,557
Change in gross profit through contract modification	$ 59,751